CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 7	$ 21
Accounts receivable
Customer, net of allowance of less than $1 in 2015 and 2014	206	234
Other, net of allowance of $1 in 2015 and 2014	28	38
Materials and supplies	24	25
Derivative instruments	746	752
Prepaid assets	7	7
Total current assets	1,018	1,077
Property, plant and equipment, at cost
Oil and natural gas properties	10,645	10,241
Other property, plant and equipment	79	76
Total property, plant and equipment, at cost	10,724	10,317
Less accumulated depreciation, depletion and amortization	1,809	1,589
Total property, plant and equipment, net	8,915	8,728
Other assets
Derivative instruments	289	297
Unamortized debt issue costs	85	90
Other	2	2
Total other assets	376	389
Total assets	10,309	10,194
Accounts payable
Trade	106	142
Other	328	402
Income tax payable due to parent	5	0
Deferred income taxes	248	251
Derivative instruments	1	1
Accrued interest	106	53
Asset retirement obligations	2	2
Other accrued liabilities	35	47
Total current liabilities	831	898
Long-term debt	4,726	4,598
Other long-term liabilities
Deferred income taxes	878	869
Asset retirement obligations	41	40
Other	7	7
Total non-current liabilities	$ 5,652	$ 5,514
Commitments and contingencies
Member's equity	$ 3,826	$ 3,782
Total liabilities and equity	$ 10,309	$ 10,194